NOTES PAYABLE RELATED PARTIES	3 Months Ended
Dec. 31, 2016
Notes to Financial Statements
NOTE 4. NOTES PAYABLE RELATED PARTIES

On March 30, 2016, the Company assumed $772,970 of demand notes payable in the acquisition of LMB. The principal balance of the notes payable to our Chairman, Leonard Mazur, was $760,470 and the principal balance of the notes payable to our Chief Executive Officer, Myron Holubiak, was $12,500. Notes with a principal balance of $704,000 accrue interest at the prime rate plus 1.0% per annum and notes with a principal balance of $68,970 accrue interest at 12% per annum. In April 2016, $600,000 of the prime rate plus 1.0% demand notes payable and accrued interest of $1,985 was repaid to Leonard Mazur.

The Board of Directors has authorized revolving demand promissory notes with Leonard Mazur in an aggregate principal amount of up to $2,500,000, of which $1,320,000 is outstanding at December 31, 2016.

On September 7, 2016, the Company issued a $500,000 demand promissory note to our Chairman, Leonard Mazur which matures on demand by the lender. The Company then issued $820,000 of additional demand promissory notes to Leonard Mazur during the three months ended December 31, 2016 which mature on the earlier of December 31, 2017 or demand by the lender. These notes accrue interest at the prime rate plus 1%.

Interest expense on notes payable – related parties was $13,228 for the three months ended December 31, 2016.